UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2017

DATE OF REPORTING PERIOD: July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

Calamos Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (53.2%)
	Consumer Discretionary (13.6%)
594,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	$630,448
930,000	AV Homes, Inc.* 6.625%, 05/15/22	964,363
1,345,000	Beverages & More, Inc.* 11.500%, 06/15/22	1,279,895
	CalAtlantic Group, Inc.
5,498,000	6.625%, 05/01/20^	6,099,701
1,490,000	5.375%, 10/01/22	1,621,992
2,549,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	2,637,654
	Century Communities, Inc.
1,359,000	6.875%, 05/15/22µ	1,430,449
890,000	5.875%, 07/15/25*	893,520
6,109,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	6,835,849
3,399,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	3,647,790
	DISH DBS Corp.
3,894,000	7.875%, 09/01/19µ	4,304,486
2,034,000	5.875%, 11/15/24	2,212,138
	GameStop Corp.*
1,500,000	5.500%, 10/01/19	1,543,522
1,125,000	6.750%, 03/15/21^	1,166,923
2,333,000	Golden Nugget, Inc.* 8.500%, 12/01/21	2,476,421
2,369,000	Hasbro, Inc.µ 6.600%, 07/15/28	2,745,742
	L Brands, Inc.
2,999,000	7.600%, 07/15/37µ	2,980,646
1,200,000	6.875%, 11/01/35	1,156,698
850,000	5.625%, 02/15/22	893,613
680,000	6.950%, 03/01/33	659,671
1,409,000	Liberty Interactive, LLC 8.250%, 02/01/30	1,542,714
330,000	Mclaren Finance, PLC* 5.750%, 08/01/22	339,379
	Meritage Homes Corp.
3,399,000	7.150%, 04/15/20	3,771,921
1,907,000	7.000%, 04/01/22	2,176,020
2,499,000	MGM Resorts Internationalµ 6.750%, 10/01/20	2,780,975
	Netflix, Inc.
2,824,000	5.375%, 02/01/21	3,063,475
2,345,000	5.500%, 02/15/22	2,550,187
2,299,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,317,220
	PetSmart, Inc.*^
680,000	5.875%, 06/01/25	655,064
500,000	8.875%, 06/01/25	473,438
1,899,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	2,033,468
	Rite Aid Corp.
2,184,000	6.125%, 04/01/23*^	2,170,132
1,585,000	7.700%, 02/15/27	1,577,590
3,864,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	5,099,186
2,184,000	Salem Media Group, Inc.* 6.750%, 06/01/24	2,270,705
PRINCIPAL AMOUNT		VALUE
1,352,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	$1,387,862
3,499,000	Service Corp. International 7.500%, 04/01/27	4,220,284
	SFR Group, SA*
2,799,000	6.000%, 05/15/22µ^	2,931,309
1,600,000	7.375%, 05/01/26	1,734,224
3,449,000	Sirius XM Radio, Inc.*^ 6.000%, 07/15/24	3,723,282
2,997,000	Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	3,076,945
2,345,000	Time, Inc.*^ 5.750%, 04/15/22	2,434,767
4,248,000	Toll Brothers Finance Corp.µ 5.625%, 01/15/24	4,620,911
	ZF North America Capital, Inc.*
2,349,000	4.750%, 04/29/25	2,460,413
1,426,000	4.500%, 04/29/22µ^	1,500,979
		107,093,971

	Consumer Staples (2.4%)
3,649,000	Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	3,773,796
2,199,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	1,808,941
4,966,000	JBS USA LUX SA / JBS USA Finance, Inc.*µ 7.250%, 06/01/21	5,064,302
5,398,000	Land O’Lakes, Inc.*µ^ 6.000%, 11/15/22	5,981,011
2,299,000	The Nature’s Bounty Company*^ 7.625%, 05/15/21	2,480,587
		19,108,637

	Energy (5.6%)
2,229,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	2,200,647
1,200,000	Bill Barrett Corp.^ 7.000%, 10/15/22	1,093,386
2,049,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	2,100,727
2,249,000	Calfrac Holdings, LP* 7.500%, 12/01/20	2,066,302
1,350,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	1,343,898
2,449,000	DCP Midstream, LLC*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	2,286,178
5,464,000	Drill Rigs Holdings, Inc.*@ 6.500%, 10/01/17	1,410,395
	Energy Transfer Equity, LP
2,529,000	4.328%, 11/01/66‡ 3 mo. USD LIBOR + 3.02%	2,235,004
1,899,000	5.875%, 01/15/24	2,053,104
875,000	5.500%, 06/01/27	920,758
1,125,000	EP Energy, LLC / Everest Acquisition Finance, Inc.*µ^ 8.000%, 02/15/25	878,282
3,549,000	Gulfmark Offshore, Inc.@ 6.375%, 03/15/22	993,720

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Gulfport Energy Corp.*^
1,200,000	6.375%, 05/15/25	$1,201,608
1,155,000	6.000%, 10/15/24	1,143,259
5,498,000	Laredo Petroleum, Inc.^ 7.375%, 05/01/22	5,708,051
3,099,000	MPLX, LPµ 4.875%, 06/01/25	3,329,023
	Oasis Petroleum, Inc.^
2,114,000	6.500%, 11/01/21	2,109,878
1,250,000	6.875%, 01/15/23	1,234,550
1,374,500	Petroleum Geo Services Company*^ 7.375%, 12/15/20	1,256,458
377,000	Rice Energy, Inc. 7.250%, 05/01/23	405,888
4,998,000	SEACOR Holdings, Inc.µ^ 7.375%, 10/01/19	5,074,219
1,100,000	Southwestern Energy Company^ 6.700%, 01/23/25	1,086,718
	W&T Offshore, Inc.*
1,480,463	9.000%, 05/15/20 10.750% PIK rate	1,250,991
1,325,116	8.500%, 06/15/21 10.000% PIK rate	937,520
		44,320,564

	Financials (4.7%)
3,546,000	Ally Financial, Inc.µ 8.000%, 11/01/31	4,414,681
2,400,000	AON Corp.µ 8.205%, 01/01/27	3,158,736
750,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	772,140
2,199,000	AssuredPartners, Inc.* 7.000%, 08/15/25	2,223,849
2,056,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	2,165,163
	CyrusOne, LP / CyrusOne Finance Corp.*µ
1,100,000	5.375%, 03/15/27	1,161,847
320,000	5.000%, 03/15/24	333,306
1,984,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	2,213,757
1,999,000	Equinix, Inc.µ 5.375%, 04/01/23	2,088,885
2,499,000	GLP Capital, LP / GLP Financing II, Inc.^ 5.375%, 04/15/26	2,727,096
1,050,000	HUB International, Ltd.* 7.875%, 10/01/21	1,099,544
	Jefferies Finance, LLC*
2,849,000	7.375%, 04/01/20	2,933,758
2,599,000	7.250%, 08/15/24	2,606,563
1,100,000	Lions Gate Entertainment Corp.*^ 5.875%, 11/01/24	1,159,147
2,289,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	2,352,279
	Navient Corp.
970,000	6.750%, 06/25/25	1,020,542
632,000	6.500%, 06/15/22^	674,123
500,000	Oil Insurance, Ltd.*µ‡ 4.278%, 12/29/49 3 mo. USD LIBOR + 2.98%	455,283
PRINCIPAL AMOUNT		VALUE
2,699,000	Quicken Loans, Inc.* 5.750%, 05/01/25	$2,835,340
670,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	680,898
		37,076,937

	Health Care (6.0%)
3,999,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	4,177,175
3,224,000	Alere, Inc. 6.500%, 06/15/20	3,281,371
	Community Health Systems, Inc.
3,754,000	7.125%, 07/15/20^	3,638,208
1,225,000	6.875%, 02/01/22	1,046,352
3,099,000	DaVita, Inc. 5.125%, 07/15/24	3,192,760
678,000	Endo International, PLC* 7.250%, 01/15/22	673,515
2,799,000	Endo, Ltd.*^ 6.000%, 07/15/23	2,426,873
1,370,000	Greatbatch, Ltd.* 9.125%, 11/01/23	1,505,240
	HCA Holdings, Inc.
7,998,000	5.875%, 05/01/23^	8,743,374
1,939,000	6.250%, 02/15/21	2,106,074
1,070,000	Hologic, Inc.* 5.250%, 07/15/22	1,131,798
2,249,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	2,150,584
6,148,000	Tenet Healthcare Corp. 6.750%, 02/01/20	6,460,595
	Valeant Pharmaceuticals International, Inc.*^
6,748,000	7.250%, 07/15/22	6,384,789
360,000	7.000%, 03/15/24	383,911
		47,302,619

	Industrials (5.3%)
1,450,000	ACCO Brands Corp.* 5.250%, 12/15/24	1,512,611
525,000	Allison Transmission, Inc.*µ 5.000%, 10/01/24	543,015
440,000	American Greetings Corp.* 7.875%, 02/15/25	479,776
	Covanta Holding Corp.
850,000	5.875%, 03/01/24	832,078
290,000	5.875%, 07/01/25	283,490
537,000	DAE Funding, LLC* 5.000%, 08/01/24	548,650
2,204,000	Garda World Security Corp.* 7.250%, 11/15/21	2,252,763
900,000	GrafTech International, Ltd. 6.375%, 11/15/20	837,293
1,075,000	Great Lakes Dredge & Dock Co.* 8.000%, 05/15/22	1,100,950
4,554,000	H&E Equipment Services, Inc. 7.000%, 09/01/22	4,733,792
270,000	Hertz Corp.*^ 7.625%, 06/01/22	267,185
545,000	Icahn Enterprises, LP 4.875%, 03/15/19	552,570

See accompanying Notes to Schedule of Investments

2

Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,150,000	James Hardie International Finance, Ltd.* 5.875%, 02/15/23	$1,214,958
535,000	Kar Auction Services, Inc.* 5.125%, 06/01/25	558,385
850,000	Match Group, Inc. 6.375%, 06/01/24	930,108
	Meritor, Inc.
2,052,000	6.250%, 02/15/24	2,166,348
1,605,000	6.750%, 06/15/21	1,661,488
	Michael Baker International, LLC*
2,083,000	8.250%, 10/15/18	2,079,376
1,499,877	8.875%, 04/15/19 9.625% PIK rate	1,479,584
2,734,000	Navistar International Corp.^ 8.250%, 11/01/21	2,769,200
2,199,000	Park-Ohio Industries, Inc.*^ 6.625%, 04/15/27	2,334,535
1,000,000	Titan International, Inc.^ 6.875%, 10/01/20	1,038,770
2,349,000	TransDigm, Inc. 5.500%, 10/15/20	2,393,185
2,299,000	United Continental Holdings, Inc. 6.375%, 06/01/18	2,388,224
	United Rentals North America, Inc.
1,919,000	6.125%, 06/15/23^	2,002,879
1,340,000	4.875%, 01/15/28	1,343,350
934,000	7.625%, 04/15/22^	977,221
1,984,000	United States Steel Corp.* 8.375%, 07/01/21	2,198,203
619,000	WESCO Distribution, Inc. 5.375%, 06/15/24	651,194
		42,131,181

	Information Technology (5.4%)
2,999,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	3,054,991
	Amkor Technology, Inc.^
3,289,000	6.375%, 10/01/22µ	3,439,307
470,000	6.625%, 06/01/21	481,017
	Cardtronics, Inc.µ
1,924,000	5.125%, 08/01/22	1,974,967
1,555,000	5.500%, 05/01/25*	1,601,051
1,385,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	1,464,430
530,000	CDK Global, Inc.*µ 4.875%, 06/01/27	545,420
845,000	CDW, LLC / CDW Finance Corp.µ 5.000%, 09/01/23	884,855
	Clear Channel Worldwide Holdings, Inc.
2,244,000	7.625%, 03/15/20^	2,251,618
835,000	7.625%, 03/15/20	841,300
2,799,000	CommScope Technologies, LLC*µ 6.000%, 06/15/25	3,020,219
3,399,000	First Data Corp.* 7.000%, 12/01/23	3,669,747
6,498,000	Hughes Satellite Systems Corp.µ^ 7.625%, 06/15/21	7,479,555
3,999,000	J2 Cloud Services, Inc. 8.000%, 08/01/20	4,078,980
	Nuance Communications, Inc.
1,385,000	5.625%, 12/15/26*	1,478,772
1,200,000	6.000%, 07/01/24	1,285,968
PRINCIPAL AMOUNT		VALUE
776,000	5.375%, 08/15/20*	$789,728
1,065,000	VFH Parent, LLC* 6.750%, 06/15/22	1,118,250
3,399,000	ViaSat, Inc. 6.875%, 06/15/20	3,474,033
		42,934,208

	Materials (4.7%)
	ArcelorMittal, SA
3,299,000	6.125%, 06/01/25µ^	3,785,784
2,429,000	7.500%, 10/15/39	2,867,860
1,450,000	Arconic, Inc.^ 5.125%, 10/01/24	1,544,410
2,224,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	2,374,620
	First Quantum Minerals, Ltd.*
748,000	7.000%, 02/15/21	777,015
600,000	7.250%, 04/01/23	619,728
360,000	7.500%, 04/01/25^	370,141
	Freeport-McMoRan, Inc.^
1,899,000	4.550%, 11/14/24	1,856,728
600,000	3.550%, 03/01/22	586,020
4,409,000	Greif, Inc. 7.750%, 08/01/19	4,854,045
2,499,000	Huntsman International, LLC 5.125%, 11/15/22	2,661,885
1,799,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,863,116
765,000	Kinross Gold Corp.* 4.500%, 07/15/27	763,068
370,000	Koppers, Inc.*^ 6.000%, 02/15/25	395,778
785,000	New Gold, Inc.* 6.375%, 05/15/25	814,661
2,349,000	PH Glatfelter Company 5.375%, 10/15/20	2,400,795
	Sealed Air Corp.*
2,054,000	6.500%, 12/01/20	2,292,459
900,000	5.250%, 04/01/23	969,701
1,095,000	Steel Dynamics, Inc. 5.000%, 12/15/26	1,156,358
3,999,000	Trinseo Materials Operating, SCA*µ 6.750%, 05/01/22	4,238,580
		37,192,752

	Real Estate (0.6%)
1,257,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	1,322,798
	DuPont Fabros Technology, LP
1,300,000	5.875%, 09/15/21µ	1,346,852
925,000	5.625%, 06/15/23	989,912
290,000	Iron Mountain, Inc.* 6.000%, 10/01/20	300,466
540,000	M/I Homes, Inc.* 5.625%, 08/01/25	545,400
		4,505,428

	Telecommunication Services (3.6%)
221,000	Block Communications, Inc.*µ 6.875%, 02/15/25	239,887
425,000	CenturyLink, Inc.^ 7.500%, 04/01/24	462,644

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,200,000	CSC Holdings, LLC*µ 5.500%, 04/15/27	$1,275,462
3,135,000	Embarq Corp. 7.995%, 06/01/36	3,192,684
	Frontier Communications Corp.
2,781,000	7.625%, 04/15/24^	2,268,628
1,974,000	11.000%, 09/15/25^	1,804,907
1,580,000	10.500%, 09/15/22	1,487,997
286,000	6.875%, 01/15/25^	226,641
	Intelsat Jackson Holdings, SA
1,140,000	7.500%, 04/01/21	1,083,000
1,075,000	9.750%, 07/15/25*	1,111,647
985,000	8.000%, 02/15/24*	1,070,670
	Sprint Corp.
6,998,000	7.875%, 09/15/23	7,946,124
1,480,000	7.125%, 06/15/24	1,635,348
2,349,000	T-Mobile USA, Inc. 6.625%, 04/01/23	2,487,967
870,000	Windstream Corp. 7.750%, 10/15/20	838,280
950,000	Windstream Services, LLC 7.750%, 10/01/21	855,356
		27,987,242

	Utilities (1.3%)
2,999,000	AES Corp.µ 7.375%, 07/01/21	3,436,404
4,499,000	Calpine Corp.*µ 6.000%, 01/15/22	4,651,561
2,104,000	NRG Energy, Inc.^ 6.625%, 01/15/27	2,164,375
		10,252,340

	TOTAL CORPORATE BONDS (Cost $411,216,687)	419,905,879

Convertible Bonds (64.0%)
	Consumer Discretionary (13.1%)
	Ctrip.com International, Ltd.
3,200,000	1.000%, 07/01/20	3,910,512
3,010,000	1.250%, 09/15/22*	3,410,044
9,500,000	DISH Network Corp.*^ 2.375%, 03/15/24	10,171,793
5,571,000	Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	6,057,432
	Liberty Interactive, LLC
5,350,000	1.750%, 09/30/46*µ	6,643,924
2,012,000	4.000%, 11/15/29	1,374,387
	Liberty Media Corp.^
8,550,000	1.375%, 10/15/23	10,835,116
5,350,000	2.250%, 09/30/46*	5,755,637
2,750,000	Liberty Media Corp./Liberty Formula One* 1.000%, 01/30/23	3,114,746
5,300,000	Macquarie Infrastructure Corp.µ^ 2.000%, 10/01/23	5,250,975
14,340,000	Priceline Group, Inc.µ^ 0.900%, 09/15/21	17,192,011
22,850,000	Tesla, Inc.µ^ 1.250%, 03/01/21	25,091,356
4,400,000	Weatherford International, Ltd.^ 5.875%, 07/01/21	4,668,708
		103,476,641
PRINCIPAL AMOUNT			VALUE
		Energy (1.7%)
5,250,000		Nabors Industries, Inc.*µ^ 0.750%, 01/15/24	$4,134,926
4,700,000		PDC Energy, Inc. 1.125%, 09/15/21	4,439,549
5,370,000		SM Energy Company^ 1.500%, 07/01/21	5,046,243
			13,620,718

		Financials (1.8%)
5,500,000		Ares Capital Corp.*µ^ 3.750%, 02/01/22	5,573,645
6,500,000	CAD	Element Fleet Management Corp.* 4.250%, 06/30/20	5,159,334
3,125,000		TCP Capital Corp.*µ^ 4.625%, 03/01/22	3,213,985
			13,946,964

		Health Care (10.2%)
2,400,000		Acorda Therapeutics, Inc. 1.750%, 06/15/21	2,129,424
		BioMarin Pharmaceutical, Inc.
5,711,000		1.500%, 10/15/20^	6,742,064
4,600,000		0.750%, 10/15/18	5,076,951
2,750,000		Dexcom, Inc.* 0.750%, 05/15/22	2,723,504
5,950,000		Emergent Biosolutions, Inc. 2.875%, 01/15/21	8,053,414
5,275,000		Evolent Health, Inc.* 2.000%, 12/01/21	6,740,158
3,500,000		Flexion Therapeutics, Inc.* 3.375%, 05/01/24	3,876,285
8,300,000		Hologic, Inc.** 0.000%, 12/15/43	10,356,449
5,350,000		Insulet Corp.* 1.250%, 09/15/21	5,838,402
5,400,000		Ionis Pharmaceuticals, Inc.^ 1.000%, 11/15/21	5,826,762
2,500,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	3,225,900
4,739,000		Medidata Solutions, Inc. 1.000%, 08/01/18	6,551,999
4,342,000		Molina Healthcare, Inc.µ^ 1.625%, 08/15/44	5,447,278
2,750,000		Neurocrine Biosciences, Inc.*^ 2.250%, 05/15/24	2,812,384
4,050,000		NuVasive, Inc. 2.250%, 03/15/21	5,059,766
			80,460,740
		Industrials (6.9%)
5,300,000		Aerojet Rocketdyne Holdings, Inc.* 2.250%, 12/15/23	6,024,563
2,022,000		Air Lease Corp.µ^ 3.875%, 12/01/18	2,925,025
5,150,000		Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	5,735,967
9,100,000		Dycom Industries, Inc.µ^ 0.750%, 09/15/21	10,700,144
8,000,000		Greenbrier Companies, Inc.*^ 2.875%, 02/01/24	8,685,200

See accompanying Notes to Schedule of Investments

4

Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
3,750,000	Kaman Corp.* 3.250%, 05/01/24	$3,927,413
10,750,000	Pacira Pharmaceuticals, Inc.*^ 2.375%, 04/01/22	10,858,199
5,200,000	Tutor Perini Corp. 2.875%, 06/15/21	5,981,872
		54,838,383

	Information Technology (28.0%)
3,300,000	Citrix Systems, Inc. 0.500%, 04/15/19	3,925,020
4,400,000	Cypress Semiconductor Corp.^ 4.500%, 01/15/22	5,570,994
10,600,000	Finisar Corp.*^ 0.500%, 12/15/36	10,616,642
8,350,000	Inphi Corp.*^ 0.750%, 09/01/21	8,457,882
11,350,000	Intel Corp.µ 3.250%, 08/01/39	19,604,004
3,900,000	Knowles Corp.^ 3.250%, 11/01/21	4,349,124
4,750,000	Lumentum Holdings, Inc.*^ 0.250%, 03/15/24	5,914,747
16,500,000	Microchip Technology, Inc.*^ 1.625%, 02/15/27	18,288,930
6,225,000	Micron Technology, Inc.µ^ 2.125%, 02/15/33	16,192,283
5,250,000	Nice Systems, Inc.*^ 1.250%, 01/15/24	5,689,740
2,500,000	Novellus Systems, Inc.µ 2.625%, 05/15/41	11,819,962
	ON Semiconductor Corp.^
6,400,000	1.000%, 12/01/20	6,888,096
5,250,000	1.625%, 10/15/23*	5,441,888
5,500,000	OSI Systems, Inc.*^ 1.250%, 09/01/22	5,550,023
2,500,000	Pandora Media, Inc. 1.750%, 12/01/20	2,376,425
7,450,000	Proofpoint, Inc.^ 0.750%, 06/15/20	9,297,898
5,500,000	Realpage, Inc.* 1.500%, 11/15/22	6,254,875
2,700,000	Red Hat, Inc.µ^ 0.250%, 10/01/19	3,830,679
5,150,000	Rovi Corp.^ 0.500%, 03/01/20	5,171,733
8,800,000	Salesforce.com, Inc.µ^ 0.250%, 04/01/18	12,192,444
5,575,000	Servicenow, Inc.*^ 0.000%, 06/01/22	5,818,460
5,500,000	Silicon Laboratories, Inc.*^ 1.375%, 03/01/22	5,961,697
4,500,000	Square, Inc.*^ 0.375%, 03/01/22	5,953,905
	SunEdison, Inc.@
9,411,000	0.250%, 01/15/20*	219,888
898,000	2.000%, 10/01/18	22,208
2,757,000	Synaptics, Inc.*^ 0.500%, 06/15/22	2,841,323
4,325,000	Teradyne, Inc.*^ 1.250%, 12/15/23	5,488,252
5,250,000	Veeco Instruments, Inc.^ 2.700%, 01/15/23	5,637,686
5,500,000	Viavi Solutions, Inc.* 1.000%, 03/01/24	5,925,590
PRINCIPAL AMOUNT		VALUE
7,225,000	Workday, Inc.µ^ 0.750%, 07/15/18	$9,281,524
5,750,000	Yahoo!, Inc.~ 0.000%, 12/01/18	6,796,184
		221,380,106

	Materials (1.1%)
4,700,000	Royal Gold, Inc. 2.875%, 06/15/19	5,221,935
2,800,000	RTI International Metals, Inc. 1.625%, 10/15/19	3,111,500
		8,333,435

	Real Estate (1.2%)
2,300,000	Empire State Realty OP, LP* 2.625%, 08/15/19	2,624,852
2,750,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	2,791,195
3,600,000	Starwood Waypoint Homes* 3.500%, 01/15/22	3,898,692
		9,314,739

	Total Convertible Bonds (Cost $503,206,802)	505,371,726

SYNTHETIC CONVERTIBLE SECURITIES (0.0%) ¤
Corporate Bonds (0.0%)
	Consumer Discretionary (0.0%)
2,000	CalAtlantic Group, Inc.^ 6.625%, 05/01/20	2,219
1,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	1,035
2,000	Cooper Tire & Rubber Company 8.000%, 12/15/19	2,238
1,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	1,073
	DISH DBS Corp.
1,000	7.875%, 09/01/19µ	1,105
1,000	5.875%, 11/15/24	1,088
1,000	Golden Nugget, Inc.* 8.500%, 12/01/21	1,061
1,000	Hasbro, Inc.µ 6.600%, 07/15/28	1,159
1,000	L Brands, Inc.µ 7.600%, 07/15/37	994
	Meritage Homes Corp.
1,000	7.150%, 04/15/20	1,110
1,000	7.000%, 04/01/22	1,141
1,000	MGM Resorts Internationalµ 6.750%, 10/01/20	1,113
	Netflix, Inc.
1,000	5.500%, 02/15/22	1,087
1,000	5.375%, 02/01/21	1,085
1,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	1,008
1,000	Reliance Intermediate Holdings, LP* 6.500%, 04/01/23	1,071
1,000	Rite Aid Corp.*^ 6.125%, 04/01/23	994
1,000	Royal Caribbean Cruises, Ltd.µ 7.500%, 10/15/27	1,320

See accompanying Notes to Schedule of Investments

5

Calamos Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,000	Salem Media Group, Inc.* 6.750%, 06/01/24	$1,040
1,000	Service Corp. International 7.500%, 04/01/27	1,206
1,000	SFR Group, SA*µ^ 6.000%, 05/15/22	1,047
1,000	Sirius XM Radio, Inc.*^ 6.000%, 07/15/24	1,079
1,000	Taylor Morrison Communities, Inc.* 5.250%, 04/15/21	1,027
1,000	Time, Inc.*^ 5.750%, 04/15/22	1,038
1,000	Toll Brothers Finance Corp.µ 5.625%, 01/15/24	1,088
1,000	ZF North America Capital, Inc.* 4.750%, 04/29/25	1,047
		30,473

	Consumer Staples (0.0%)
1,000	Fidelity & Guaranty Life Holdings, Inc.* 6.375%, 04/01/21	1,034
1,000	Fresh Market, Inc.*^ 9.750%, 05/01/23	823
2,000	JBS USA LUX SA / JBS USA Finance, Inc.*µ 7.250%, 06/01/21	2,039
2,000	Land O'Lakes, Inc.*µ^ 6.000%, 11/15/22	2,216
1,000	The Nature's Bounty Company*^ 7.625%, 05/15/21	1,079
		7,191
	Energy (0.0%)
1,000	Atwood Oceanics, Inc.^ 6.500%, 02/01/20	987
1,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*^ 6.125%, 11/15/22	1,025
1,000	Calfrac Holdings, LP* 7.500%, 12/01/20	919
1,000	DCP Midstream, LLC*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	934
2,000	Drill Rigs Holdings, Inc.*@ 6.500%, 10/01/17	516
1,000	Energy Transfer Equity, LP 5.875%, 01/15/24	1,081
1,000	Energy Transfer Partners, LP‡ 4.328%, 11/01/66 3 mo. USD LIBOR + 3.02%	884
1,000	Gulfmark Offshore, Inc.@ 6.375%, 03/15/22	280
2,000	Laredo Petroleum, Inc.^ 7.375%, 05/01/22	2,076
1,000	MPLX, LPµ 4.875%, 06/01/25	1,074
1,000	Oasis Petroleum, Inc.^ 6.500%, 11/01/21	998
2,000	SEACOR Holdings, Inc.µ^ 7.375%, 10/01/19	2,031
		12,805
PRINCIPAL AMOUNT		VALUE
	Financials (0.0%)
1,000	Ally Financial, Inc.µ 8.000%, 11/01/31	$1,245
1,000	AON Corp.µ 8.205%, 01/01/27	1,316
1,000	AssuredPartners, Inc.* 7.000%, 08/15/25	1,011
1,000	Brookfield Residential Properties, Inc.* 6.375%, 05/15/25	1,053
1,000	Dell International, LLC / EMC Corp.*µ 6.020%, 06/15/26	1,116
1,000	Equinix, Inc.µ 5.375%, 04/01/23	1,045
1,000	GLP Capital, LP / GLP Financing II, Inc.^ 5.375%, 04/15/26	1,091
	Jefferies Finance, LLC*
1,000	7.375%, 04/01/20	1,030
1,000	7.250%, 08/15/24	1,003
1,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	1,028
1,000	Quicken Loans, Inc.* 5.750%, 05/01/25	1,050
		11,988

	Health Care (0.0%)
1,000	Acadia Healthcare Company, Inc.^ 5.625%, 02/15/23	1,045
1,000	Alere, Inc. 6.500%, 06/15/20	1,018
1,000	Community Health Systems, Inc.^ 7.125%, 07/15/20	969
1,000	DaVita, Inc. 5.125%, 07/15/24	1,030
1,000	Endo, Ltd.*^ 6.000%, 07/15/23	867
	HCA Holdings, Inc.
2,000	5.875%, 05/01/23^	2,187
1,000	6.250%, 02/15/21	1,086
1,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	956
2,000	Tenet Healthcare Corp. 6.750%, 02/01/20	2,102
2,000	Valeant Pharmaceuticals International, Inc.*^ 7.250%, 07/15/22	1,892
		13,152

	Industrials (0.0%)
1,000	Garda World Security Corp.* 7.250%, 11/15/21	1,022
1,000	H&E Equipment Services, Inc. 7.000%, 09/01/22	1,039
1,000	Meritor, Inc. 6.250%, 02/15/24	1,056
1,000	Michael Baker International, LLC* 8.250%, 10/15/18	998
1,000	Navistar International Corp.^ 8.250%, 11/01/21	1,013

See accompanying Notes to Schedule of Investments

6

Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
1,000	Park Ohio Industries, Inc.*^ 6.625%, 04/15/27	$1,061
1,000	TransDigm, Inc. 5.500%, 10/15/20	1,019
1,000	United Continental Holdings, Inc. 6.375%, 06/01/18	1,039
1,000	United Rentals North America, Inc.^ 6.125%, 06/15/23	1,044
1,000	United States Steel Corp.* 8.375%, 07/01/21	1,108
		10,399

	Information Technology (0.0%)
1,000	Alliance Data Systems Corp.* 6.375%, 04/01/20	1,019
1,000	Amkor Technology, Inc.µ^ 6.375%, 10/01/22	1,046
1,000	Cardtronics, Inc.µ 5.125%, 08/01/22	1,026
1,000	Clear Channel Worldwide Holdings, Inc.^ 7.625%, 03/15/20	1,003
1,000	CommScope Technologies, LLC*µ 6.000%, 06/15/25	1,079
1,000	First Data Corp.* 7.000%, 12/01/23	1,080
2,000	Hughes Satellite Systems Corp.µ^ 7.625%, 06/15/21	2,302
1,000	J2 Cloud Services, Inc. 8.000%, 08/01/20	1,020
1,000	ViaSat, Inc. 6.875%, 06/15/20	1,022
		10,597

	Materials (0.0%)
	ArcelorMittal, SA
1,000	7.500%, 10/15/39	1,181
1,000	6.125%, 06/01/25µ^	1,147
1,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	1,068
1,000	Freeport-McMoRan, Inc.^ 4.550%, 11/14/24	978
1,000	Greif, Inc. 7.750%, 08/01/19	1,101
1,000	Huntsman International, LLC 5.125%, 11/15/22	1,065
1,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	1,036
1,000	PH Glatfelter Company 5.375%, 10/15/20	1,022
1,000	Sealed Air Corp.* 6.500%, 12/01/20	1,116
1,000	Trinseo Materials Operating, SCA*µ 6.750%, 05/01/22	1,060
		10,774

	Telecommunication Services (0.0%)
1,000	Embarq Corp. 7.995%, 06/01/36	1,019
	Frontier Communications Corp.^
1,000	11.000%, 09/15/25	914
1,000	7.625%, 04/15/24	816
PRINCIPAL AMOUNT		VALUE
2,000	Sprint Corp. 7.875%, 09/15/23	$2,271
1,000	T-Mobile USA, Inc. 6.625%, 04/01/23	1,059
		6,079

	Utilities (0.0%)
1,000	AES Corp.µ 7.375%, 07/01/21	1,146
1,000	Calpine Corp.*µ 6.000%, 01/15/22	1,034
1,000	NRG Energy, Inc.^ 6.625%, 01/15/27	1,029
		3,209

	Total Corporate Bonds	116,667

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
Purchased Options (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
100 10,000	Call, 10/20/17, Strike $27.00	8,800
98 9,800	Call, 10/20/17, Strike $25.00	14,210
	Total Purchased Options	23,010

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $144,790)	139,677

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (18.7%)
	Consumer Staples (0.7%)
54,000	Bunge, Ltd.µ 4.875%, 12/31/49	5,882,501

	Energy (3.3%)
95,000	CenterPoint Energy, Inc. (Time Warner, Inc., Charter Communications, Time, Inc.)µ**§ 3.399%, 09/15/29	7,260,375
117,800	Hess Corp. 8.000%, 02/01/19	6,626,250
	NuStar Energy, LP‡
175,000	7.625%, 12/31/49 3 mo. USD LIBOR + 5.64%	4,501,000
55,769	8.500%, 12/31/49 3 mo. USD LIBOR + 6.77%	1,480,109
158,550	Southwestern Energy Company^ 6.250%, 01/15/18	2,192,747
73,500	WPX Energy, Inc. 6.250%, 07/31/18	3,691,905
		25,752,386

	Financials (2.6%)
95,750	Affiliated Managers Group, Inc.µ 5.150%, 10/15/37	5,858,942

See accompanying Notes to Schedule of Investments

7

Calamos Convertible Opportunities and Income Fund
SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)

NUMBER OF SHARES		VALUE
4,600	Bank of America Corp.µ 7.250%, 12/31/49	$5,970,800
27,248	Virtus Investment Partners, Inc.^ 7.250%, 02/01/20	2,847,961
4,375	Wells Fargo & Companyµ 7.500%, 12/31/49	5,807,813
		20,485,516

	Health Care (5.8%)
24,950	Allergan, PLC 5.500%, 03/01/18	22,305,549
302,500	Anthem, Inc.µ 5.250%, 05/01/18	15,572,700
108,000	Becton Dickinson and Company 6.125%, 05/01/20	6,036,120
2,950	Teva Pharmaceutical Industries, Ltd. 7.000%, 12/15/18	1,722,800
		45,637,169

	Industrials (0.7%)
105,400	Rexnord Corp.^ 5.750%, 11/15/19	5,630,995

	Real Estate (2.1%)
16,650	American Tower Corp. 5.500%, 02/15/18	1,993,005
5,791	Crown Castle International Corp.^ 6.875%, 08/01/20	6,180,311
130,225	Welltower, Inc.µ^ 6.500%, 12/31/49	8,516,715
		16,690,031

	Telecommunication Services (0.9%)
68,800	T-Mobile USA, Inc. 5.500%, 12/15/17	6,897,200

	Utilities (2.6%)
107,225	DTE Energy Companyµ 6.500%, 10/01/19	5,878,278
	NextEra Energy, Inc.µ
163,665	6.123%, 09/01/19	9,093,228
86,000	6.371%, 09/01/18^	5,695,780
		20,667,286

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $144,141,252)	147,643,084

Common Stock (0.1%)
	Financials (0.1%)
13,850	American International Group, Inc.µ (Cost $623,250)	906,482

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%) #
	Materials (0.0%)
	United States Steel Corp.
100 10,000	Put, 10/20/17, Strike $21.00	$10,150
98 9,800	Put, 10/20/17, Strike $19.00	4,900

	TOTAL PURCHASED OPTIONS (Cost $14,699)	15,050

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.3%)
13,226,381	Fidelity Prime Money Market Fund - Institutional Class	13,231,672
13,190,486	Morgan Stanley Institutional Liquidity Funds - Government Portfolio	13,190,486

	TOTAL SHORT TERM INVESTMENTS (Cost $26,422,158)	26,422,158

TOTAL INVESTMENTS (139.3%) (Cost $1,085,769,638)		1,100,404,056

LIABILITIES, LESS OTHER ASSETS (-39.3%)		(310,296,396)

NET ASSETS (100.0%)		$790,107,660

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #

	Materials (0.0%)
	United States Steel Corp.
100 10,000	Put, 10/20/17, Strike $25.00	$(29,900)
98 9,800	Put, 10/20/17, Strike $23.00	(18,032)

	TOTAL WRITTEN OPTIONS (Premium $43,027)	$(47,932)
NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $216,794,335. $70,086,095 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2017.
@	In default status and considered non-income producing.

See accompanying Notes to Schedule of Investments

8

Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2017 (UNAUDITED)
**	Step Coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2017.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $94,556.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION
CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

9

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities and under normal circumstances, the Fund will invest at least 35% of its managed assets in convertible securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2017.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows:*

Cost basis of investments	$1,085,726,611
Gross unrealized appreciation	64,080,119
Gross unrealized depreciation	(49,450,606)
Net unrealized appreciation (depreciation)	$14,629,513

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $107.5 million and a lending agreement, “Lending Agreement” as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $322.5 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .20% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended July 31, 2017, the average borrowings under the Agreements were $308.4 million. For the period ended July 31, 2017, the average interest rate was 1.97%. As of July 31, 2017, the amount of total outstanding borrowings was $314.0 million ($78.5 million under the BNP Agreement and $235.5 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on July 31, 2017 was 1.28%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities. The dividend and interest payments are recorded as Dividend or Interest payments in the Statement of Operations. Earnings made by the lent securities are disclosed on a net basis as Securities Lending Income in the Statement of Operations.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery of such Lent Securities, or equivalent securities, to be made to the Fund’s custodian, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. The Fund has the right to call a loan and obtain the securities loaned at any time. As of July 31, 2017, the Fund used approximately $220.9 million of its cash collateral to offset the SSB Agreement, representing 20.0% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.99%, which can fluctuate depending on interest rates. As of July 31, 2017, approximately $215.6 million of securities were on loan ($208.6 million of fixed income securities and $7.0 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$419,905,879	$—	$419,905,879
Convertible Bonds	—	505,371,726	—	505,371,726
Synthetic Convertible Securities (Corporate Bonds)	—	116,667	—	116,667
Synthetic Convertible Securities (Purchased Options)	23,010	—	—	23,010
Convertible Preferred Stocks	122,762,988	24,880,096	—	147,643,084
Common Stocks U.S.	906,482	—	—	906,482
Purchased Options	15,050	—	—	15,050
Short Term Investments	26,422,158	—	—	26,422,158
Total	$150,129,688	$950,274,368	$—	$1,100,404,056
Liabilities:
Written Options	$47,932	$—	$—	$47,932
Total	$47,932	$—	$—	$47,932

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 1, 2017

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 1, 2017